Revenues and Deferred Revenue - Schedule of Disaggregated Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 2,200,841		¥ 1,982,505	¥ 974,678
Less: sales tax and surcharges	(6,939)		(8,520)	(4,516)
Total net revenues	2,193,902	$ 315,134	1,973,985	970,162
Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	2,177,360		1,975,544	968,672
Degree- or Diploma-oriented Post-secondary Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	2,021,990		1,814,178	822,832
Professional Certification Preparation and Professional Skills Courses | Subtotal Online Educational Courses
Disaggregation Of Revenue [Line Items]
Total revenues	155,370		161,366	145,840
Commissions
Disaggregation Of Revenue [Line Items]
Total revenues	15,381		6,374	4,105
Other Revenue
Disaggregation Of Revenue [Line Items]
Total revenues	¥ 8,100		¥ 587	¥ 1,901